Restricted Assets	12 Months Ended
Dec. 31, 2017
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Restricted Assets

35. RESTRICTED ASSETS

As of December 31, 2016, the Group has judicial deposits for a total amount of 8,030,999, which are shown within other current and non-current receivables.

On August 8, 2017 Yguazú Cementos S.A. entered into two loan agreements with Banco Continenteal S.A.E.C.A. and Sudameris Bank S.A.E.C.A. for a total amount of guaraníes 255,000,000 (715,500,000) and guaraníes 168,000,000 (534,240,000), respectively.

In order to guarantee the payment of the new loans, Yguazú Cementos S.A. created liens (pledge and mortgage) over land and property (Villa Hayes Plant, Itapucumi quarry site and equipment ) in favor of the local banks for up to Gs. 423,000,000,000, equivalent to the amount of both loans. The balance owed for both loans as of December 31, 2017 is Guaraníes 435,519,313,708 ($ 1,470,046,000).